INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

11.	INCOME TAXES
New Senior has been operating so as to qualify as a REIT under the requirements of the Code. However, certain of the Company’s activities are conducted through its TRS and therefore are subject to federal and state income taxes at regular corporate tax rates.

During the Predecessor periods, the Company was treated as a disregarded single-member limited liability for U.S. federal and state income tax purposes and was not subject to income taxes. Accordingly, amounts included below apply only to the Successor period.
The provision for income taxes consists of the following:

	Successor
	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the period from July 18, 2012 to December 31, 2012
Current
Federal	$(925)	$437	$501
State and local	170	93	101
Total current provision	(755)	530	602
Deferred
Federal	907	116	(404)
State and local	8	10	(48)
Total deferred provision	915	126	(452)
Total provision for income taxes	$160	$656	$150
During the year ended December 31, 2014, December 31, 2013, and the period from July 18, 2012 to December 31, 2012, New Senior’s TRS recorded approximately $160, $656 and $150 in current and deferred income tax expense, respectively. Generally, the Company’s effective tax rate differs from the federal statutory rate as a result of state and local taxes and non-taxable REIT income. The table below provides a reconciliation of the Company’s provision, based on the statutory rate of 35%, to the effective tax rate.

	Successor
	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period from July 18, 2012 to December 31, 2012
Statutory U.S. Federal income tax rate	35.00%	35.00%	35.00%
Non-taxable REIT (loss)	(35.03)%	(36.90)%	(36.42)%
State and local taxes	(0.29)%	(0.24)%	(0.19)%
Other	(0.03)%	(0.09)%	—
Effective income tax rate	(0.35)%	(2.23)%	(1.61)%

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of December 31, 2014, 2013 and 2012 are presented below:

	Successor
	December 31, 2014	December 31, 2013	December 31, 2012
Deferred tax assets:
Depreciation and amortization	$837	$—	$4
Prepaid fees and rent	2,091	1,156	448
Net operating loss	1,724	—	—
Other	20	23	—
Total deferred tax assets	4,672	1,179	452
Less valuation allowance	—	—	—
Net deferred tax assets	4,672	1,179	452
Deferred tax liabilities:
Depreciation and amortization	—	853	—
Deferred revenues	—	—	—
Total deferred tax liabilities	—	853	—
Total net deferred tax assets (liabilities)	$4,672	$326	$452
On the Consolidated Balance Sheets, deferred tax assets are recorded within receivables and other assets and deferred tax liabilities are recorded within accrued expenses and other liabilities.
As of December 31, 2014, New Senior had a loss carryforward of approximately $4,149 for federal income tax purposes. The net operating loss carryforward can generally be used to offset future taxable income, if and when it arises. The net operating loss carryforward will expire in 2034.
In assessing the recoverability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. New Senior has not recorded a valuation allowance against its deferred tax assets as of December 31, 2014, as management believes that it is more likely than not that its deferred tax assets will be realized.
New Senior and its TRS file income tax returns with the U.S. federal government and various state and local jurisdictions. New Senior is no longer subject to tax examinations by tax authorities for tax years ended December 31, 2012, December 31, 2013 and December 31, 2014. New Senior recognizes tax benefits for uncertain tax positions only if it is more likely than not that the position is sustainable based on its technical merits. Generally, New Senior has assessed its tax positions for all open years, which includes 2012 to 2014, and concluded that there are no material uncertainties to be recognized. Interest and penalties, if any, on uncertain tax positions are included as a component of the provision for income taxes in the Consolidated Statements of Operations.